Acquisition of the Mineral Sands Business - Calculation of Total Purchase Price and Preliminary Allocation of Purchase Price to Assets Acquired and Liabilities Assumed from Exxaro (Detail) (USD $)
In Millions, except Share data, unless otherwise specified
	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 15, 2012	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2012
Current Assets:
Inventories				$ 553
Current Liabilities:
Gain on bargain purchase	205	1,055	1,055	185
Class B common stock [Member]
Business Acquisition [Line Items]
Number of Class B Shares				9,950,856
Current Liabilities:
Restriction related to shares that cannot be sold				3 years
Valuation [Member]
Business Acquisition [Line Items]
Fair value of Class B Shares on the Transaction Date				$ 137.70
Fair value of equity issued				1,370
Noncontrolling interest				291
Total				1,661
Current Assets:
Cash				115
Accounts receivable				199
Inventories				622
Prepaid and other assets				32
Total Current Assets				968
Property, plant and equipment, net				1,012
Mineral leaseholds, net				1,299
Deferred tax asset				26
Other long-term assets				19
Total Assets				3,324
Current Liabilities:
Accounts payable				93
Accrued liabilities				25
Unfavorable contracts				83
Short-term debt				76
Current deferred tax liability				28
Income taxes payable				2
Total Current Liabilities				307
Long-term debt				19
Deferred tax liability				212
Asset retirement obligations				57
Other				7
Total Liabilities				602
Net Assets				2,722
Gain on bargain purchase		1,061		1,061
Valuation [Member] | Class B common stock [Member]
Business Acquisition [Line Items]
Number of Class B Shares				9,950,856
Net Adjustments To Fair Value [Member]
Business Acquisition [Line Items]
Cash paid				1
Noncontrolling interest				(58)
Total				(57)
Current Assets:
Accounts receivable				(3)
Inventories				(69)
Prepaid and other assets				(12)
Total Current Assets				(84)
Property, plant and equipment, net				(132)
Mineral leaseholds, net				158
Intangibles, net				12
Deferred tax asset				4
Total Assets				(42)
Current Liabilities:
Accounts payable				17
Unfavorable contracts				2
Short-term debt				(1)
Current deferred tax liability				(14)
Total Current Liabilities				4
Deferred tax liability				(3)
Other				20
Total Liabilities				21
Net Assets				(63)
Gain on bargain purchase				(6)
As Adjusted [Member]
Business Acquisition [Line Items]
Fair value of Class B Shares on the Transaction Date				$ 137.70
Fair value of equity issued				1,370
Cash paid				1
Noncontrolling interest				233
Total				1,604
Current Assets:
Cash				115
Accounts receivable				196
Inventories				553
Prepaid and other assets				20
Total Current Assets				884
Property, plant and equipment, net				880
Mineral leaseholds, net				1,457
Intangibles, net				12
Deferred tax asset				30
Other long-term assets				19
Total Assets				3,282
Current Liabilities:
Accounts payable				110
Accrued liabilities				25
Unfavorable contracts				85
Short-term debt				75
Current deferred tax liability				14
Income taxes payable				2
Total Current Liabilities				311
Long-term debt				19
Deferred tax liability				209
Asset retirement obligations				57
Other				27
Total Liabilities				623
Net Assets				2,659
Gain on bargain purchase				$ 1,055
As Adjusted [Member] | Class B common stock [Member]
Business Acquisition [Line Items]
Number of Class B Shares				9,950,856